Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Revenues

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

(U.S. dollars in millions)	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Petrobras Transporte S.A (1)	$228.9 or 25%	$259.3 or 28%	$211.8 or 24%
Statoil ASA (2)	$183.0 or 20%	$198.0 or 21%	$206.0 or 24%
Talisman Energy Inc(3)	$122.1 or 13%	$123.0 or 13%	$113.1 or 13%

(1)	Shuttle tanker and FPSO segments
(2)	Shuttle tanker segment
(3)	FPSO segment
(4)	Shuttle tanker, conventional tanker and FSO segments
(5)	Excludes the results of seven conventional tankers as they have been determined to be discontinued operations.

Segment Results as Presented in Consolidated Financial Statements

The following tables include results for these segments for the periods presented in these consolidated financial statements.

Year ended December 31, 2013
	Shuttle Tanker Segment	FPSO Segment (2)	Conventional Tanker Segment	FSO Segment	Total
Revenues	552,019	284,932	34,772	59,016	930,739
Voyage expenses	99,543	—	4,532	(432)	103,643
Vessel operating expenses	152,986	152,616	5,813	32,713	344,128
Time-charter hire expense	56,682	—	—	—	56,682
Depreciation and amortization	115,913	66,404	6,511	10,178	199,006
General and administrative (1)	21,821	17,742	2,357	2,553	44,473
Write down and loss on sale of vessels	76,782	—	—	—	76,782
Restructuring charge	2,169	—	438	—	2,607

Income from vessel operations	26,123	48,170	15,121	14,004	103,418

Equity income	—	6,731	—	—	6,731
Investment in joint venture	—	52,120	—	—	52,120
Expenditures for vessels and equipment(3)	427,069	28,260	68	181	455,578
Expenditures for dry docking	17,487	—	1,533	—	19,020

Year ended December 31, 2012
	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	569,519	231,688	37,119	62,901	901,227
Voyage expenses	104,394	—	5,689	400	110,483
Vessel operating expenses	160,957	111,855	6,509	38,255	317,576
Time-charter hire expense	56,989	—	—	—	56,989
Depreciation and amortization	122,921	50,905	6,500	9,038	189,364
General and administrative(1)	20,146	11,208	1,389	1,838	34,581
Write down and loss on sale of vessels	24,542	—	—	—	24,542
Restructuring charge	647	—	468	—	1,115

Income from vessel operations	78,923	57,720	16,564	13,370	166,577

Equity income	—	—	—	—	—
Investment in joint venture	—	—	—	—	—
Expenditures for vessels and equipment	83,491	3,055	598	264	87,408
Expenditures for dry docking	14,977	—	70	4,054	19,101

Year ended December 31, 2011
	Shuttle Tanker	FPSO	Conventional Tanker	FSO
	Segment	Segment	Segment	Segment	Total
Revenues	573,296	173,836	31,119	62,731	840,982
Voyage expenses	95,864	—	332	1,388	97,584
Vessel operating expenses	186,642	82,434	6,115	32,769	307,960
Time-charter hire expense	74,478	—	—	—	74,478
Depreciation and amortization	115,637	37,496	6,588	12,009	171,730
General and administrative (1)	24,692	9,756	1,205	1,480	37,133
Write down and loss on sale of vessels	28,270	—	—	8,769	37,039
Restructuring charge	1,227	—	—	2,697	3,924

Income from vessel operations	46,486	44,150	16,879	3,619	111,134

Equity income	—	—	—	—	—
Investment in joint venture	—	—	—	—	—
Expenditures for vessels and equipment (3)	130,363	16,038	2,313	(234)	148,480
Expenditures for dry docking	16,892	—	670	6,945	24,507

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)	Income from vessel operations for the year ended December 31, 2013 excludes $29.2 million, inclusive of the Dropdown Predecessor period, relating to the Voyageur Spirit FPSO. The unit had been declared off-hire retroactive to when it commenced production on April 13, 2013, given a delay in achieving final acceptance from the charterer, up until an interim agreement was reached with the charterer. Please read note 10g for more information. Income from vessel operations for the year ended December 31, 2013 also excludes a further $2.1 million from the Voyageur Spirit FPSO as relating to a production shortfall from August 27, 2013 to December 31, 2013. Under an interim agreement with the charterer, Teekay Corporation has indemnified the Partnership for these amounts which have effectively been treated as reductions to the purchase price of the Voyageur Spirit FPSO (see note 10g).
(3)	Excludes the purchase of the Voyageur Spirit (note 10g), the Itajai (note 10h), and the Piranema Spirit (note 17) FPSO units.

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2013	December 31, 2012
	$	$
Shuttle tanker segment	2,004,505	1,758,619
FPSO segment	1,303,229	752,835
Conventional tanker segment	144,723	178,172
FSO segment	102,452	79,629
Unallocated:
Cash and cash equivalents	219,126	206,339
Other assets	32,051	77,797

Consolidated total assets	3,806,086	3,053,391